INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES

AirMedia is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos is tax-exempted company incorporated in the British Virgin Islands.

AN China did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2016, 2017 and 2018, and accordingly no provision for Hong Kong Profits Tax was made in these years. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first $2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations and 7.5% (half of the standard rate) for unincorporated businesses (mostly partnerships and sole proprietorships). Assessable profits above $2 million will continue to be subject to the rate of 16.5% for corporations and standard rate of 15% for unincorporated businesses. AN China is qualified to elect the tax rate of 8.25% as it has no assessable profit in 2018.

The Group's subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations. The EIT rate for the Group's operating in PRC was 25% with the following exceptions.

Chuangyi Technology qualified for the High and New-Tech Enterprise ("HNTE") and maintained the status that would allow for a reduced 15% tax rate under EIT Law from year 2006 to 2017. Hence, Chuangyi Technology was subject to an EIT rate of 15%, 15% and 25% in 2016, 2017, and 2018, respectively.

Xi’an Shengshi qualified as a "Software Enterprise" in August 2008 by Technology Information Bureau of Shaanxi province, and therefore is entitled to a two-year exemption from the EIT commencing from its first profitable year and a 50% deduction of 25% EIT rate for the succeeding three years, with approval by the relevant tax authorities. As Xi’an Shengshi first made profit in 2009, it was exempted from EIT in 2009 and 2010, and enjoyed the preferential income tax rate of 12.5% from 2011 to 2013. In 2014, Xi’an Shengshi qualified as HNTE and entitled to an EIT rate of 15% for the years 2014, 2015 and 2016, and Xi’an AM is subject to EIT at a rate of 25% from 2017 afterwards.

Wangfan Linghang qualified for the HNTE at the end of 2017 and entitled to an EIT rate of 15%
for the years 2017, 2018 and 2019.

Beijing Yuehang Tianyi qualified for the HNTE in 2018 and entitled to an EIT rate of 15% for the years 2018, 2019 and 2020.

Income tax expenses are as follows:

	For the years ended December 31,
	2016	2017	2018

Income tax expenses:
Current	$50	$633	$150
Deferred	4,433	-
	$4,483	$663	$150

The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
Deferred tax assets:
Allowance for doubtful accounts	$12,270	$14,173
Amortization of intangible assets	1,163	232
Net operating loss carry forwards	51,769	69,835
Excess marketing and advertising expense (15%)	-	12
Share transfer gain according to Tax Law	-	(1,934)
Unrealized exchange gains	-	(378)
Total deferred tax assets	65,202	81,940

Valuation allowance	(65,202)	(81,940)

Total deferred tax assets, net	$-	$-

The valuation allowance provided as of December 31, 2016, 2017 and 2018 relates to the deferred tax assets generated by the Group’s VIEs. The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes that either it is more likely than not that the deferred tax assets for these entities will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant. The Group's subsidiaries in the PRC had total net operating loss carry forwards approximately of
$302,480
as of December 31, 2018. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through year 2023.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018

Net loss before provision for income taxes	$(84,759)	$(178,548)	$(93,269)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(21,190)	(44,637)	(23,317)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	158	91	132
Tax effect of impairment loss on property and equipment and intangible assets	-	12,539	302
Tax effect of other permanent differences	1,688	2,482	4,900
Changes in valuation allowance	22,200	28,815	16,738
Effect of preferential tax rates granted to PRC entities	642	670	689
Effect of income tax rate difference in other jurisdictions	984	673	706

Income tax expenses	$4,482	$633	$150

Effective tax rates	(5.3)%	(0.4)%	(0.2)%

A valuation allowance was provided against deferred tax assets in entities where it was determined, it was more likely than not that the benefits of the deferred tax assets will not be realized. The Group had deferred tax assets which consisted of tax loss carry-forwards, accruals and reserves which can be carried forward to offset future taxable income. Management determined it is more likely that deferred tax assets could not be utilized, so a valuation allowance was provided as of December 31, 2017 and 2018. The net valuation allowance increased by
$22,200, $28,815 and $16,738 during the years ended December 31, 2016, 2017 and 2018, respectively.

The Group incurred penalties of nil, nil and $4,324 related to underpayment or delayed payment for income tax expense for the years ended December 31, 2016, 2017 and 2018. The tax penalty of $2,664 is charged for one-year delay of income tax payment of 2015 rising from the gain on transferring 75% equity of AM Advertising and the tax penalty of $1,660 is charged for the unpaid income tax expense of 2016 for the deduction of bad debt allowance from taxable income before tax without chasing up for debt and filing a special declaration of loss in asset. As of December 31, 2018, all the penalties have been paid off. For the transferring 20.32% equity of AM Advertising of which the industrial and commercial registration procedure was completed in December 2018, the Group has filed this equity transaction in the first quarter tax return filling in early 2019. For the deduction of bad allowance, the inspection method has been changed from filing a declaration to reporting the loss by taxpayer. Hence, the Group did not identify significant unrecognized tax benefits for the years ended December 31, 2016, 2017 and 2018.

Since the commencement of operations in August 2005, only Chuangyi Technology and Shenzhen Yuehang have been subjected to a tax examination by the relevant PRC tax authorities. The Group's subsidiaries, VIEs and VIEs' subsidiaries remain subject to tax examinations at the tax authority's discretion. The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the new EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to tax payers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for new EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

However, the Company's subsidiaries located in the PRC were in a loss position and had accumulated deficit as of December 2018, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded. The Company did not record any tax on any of the undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings of VIEs because the Company believes the undistributed earnings can be distributed in a manner that would be subject to income tax.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax.